INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Sep. 30, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of basic and diluted income (loss) per share for the yearsindicated:

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB
Net income (loss) (numerator), basic and diluted	7,494	(9,527)	(13,808)

Shares (denominator):
Common stock outstanding	22,905,926	22,743,853	22,813,541
Weighted average common stock outstanding used in computing basic income per share	23,259,127	22,743,853	22,794,791

Add: Share options	19,316	-	-
Weighted average common stock outstanding used in computing diluted income per share	23,278,443	22,743,853	22,794,791

Net income (loss) per share-basic	0.32	(0.42)	(0.61)

Net income (loss) per share-diluted	0.32	(0.42)	(0.61)